UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00116

The Investment Company of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A.S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

The Investment Company of America®
Investment portfolio

September 30, 2008
unaudited

Common stocks — 85.58%	Shares	Value (000)

ENERGY — 9.34%
Baker Hughes Inc.	9,875,000	$597,833
Chevron Corp.	16,072,278	1,325,641
ConocoPhillips	9,681,672	709,182
Eni SpA[1]	4,225,000	111,440
Eni SpA (ADR)	420,000	22,239
Exxon Mobil Corp.	2,100,000	163,086
Halliburton Co.	2,550,000	82,595
Hess Corp.	3,546,300	291,080
Marathon Oil Corp.	8,700,000	346,869
Royal Dutch Shell PLC, Class A (ADR)	15,065,000	888,986
Royal Dutch Shell PLC, Class B1	833,265	23,653
Royal Dutch Shell PLC, Class B (ADR)	2,560,498	146,179
Schlumberger Ltd.	17,999,999	1,405,620
TOTAL SA1	4,040,000	243,564
		6,357,967

MATERIALS — 2.66%
Air Products and Chemicals, Inc.	1,500,000	102,735
Alcoa Inc.	1,676,400	37,853
Barrick Gold Corp.	7,150,000	262,691
Dow Chemical Co.	4,450,000	141,421
MeadWestvaco Corp.	4,085,000	95,221
Monsanto Co.	3,081,000	304,957
Newmont Mining Corp.	4,790,000	185,661
Nucor Corp.	1,670,000	65,965
POSCO[1]	588,600	217,684
POSCO (ADR)	95,000	8,870
USX Corp.	4,380,614	339,980
Weyerhaeuser Co.	726,300	43,999
		1,807,037

INDUSTRIALS — 8.00%
3M Co.	1,916,500	130,916
Boeing Co.	500,000	28,675
Burlington Northern Santa Fe Corp.	4,291,600	396,673
Cummins Inc.	3,000,000	131,160
Deere & Co.	5,300,000	262,350
FedEx Corp.	3,500,000	276,640
General Dynamics Corp.	6,745,800	496,626
General Electric Co.	61,945,000	1,579,598
Illinois Tool Works Inc.	6,400,000	284,480
Mitsubishi Corp.[1]	1,065,000	22,184
Raytheon Co.	2,399,800	128,413
Siemens AG1	1,563,550	146,642
Southwest Airlines Co.	13,000,000	188,630
Tyco International Ltd.	3,225,000	112,939
Union Pacific Corp.	3,150,000	224,154
United Parcel Service, Inc., Class B	5,800,000	364,762
United Technologies Corp.	11,165,000	670,570
		5,445,412

CONSUMER DISCRETIONARY — 8.03%
Best Buy Co., Inc.	6,472,300	242,711
Carnival Corp., units	10,450,000	369,407
Comcast Corp., Class A	6,500,000	127,595
Ford Motor Co.[2]	2,500,000	13,000
Fortune Brands Inc.	3,238,793	185,777
General Motors Corp.	5,000,000	47,250
Harley-Davidson, Inc.	4,575,000	170,648
Honda Motor Co., Ltd.[1]	4,465,000	132,744
Johnson Controls, Inc.	9,845,400	298,611
Liberty Media Corp., Liberty Interactive, Series A2	1,820,000	23,496
Limited Brands, Inc.[3]	18,289,943	316,782
Lowe’s Companies, Inc.	44,846,400	1,062,411
McDonald’s Corp.	4,250,000	262,225
Target Corp.	19,683,300	965,466
Time Warner Inc.	55,167,000	723,239
TJX Companies, Inc.	3,000,000	91,560
Toyota Motor Corp.[1]	8,925,000	379,305
Viacom Inc., Class B2	2,000,000	49,680
		5,461,907

CONSUMER STAPLES — 11.49%
Altria Group, Inc.	33,295,000	660,573
Anheuser-Busch Companies, Inc.	1,500,000	97,320
Avon Products, Inc.	9,515,000	395,539
ConAgra Foods, Inc.	5,681,600	110,564
General Mills, Inc.	1,960,000	134,691
H.J. Heinz Co.	2,750,000	137,417
Kellogg Co.	4,549,503	255,227
Kimberly-Clark Corp.	4,000,000	259,360
Kraft Foods Inc., Class A	9,644,168	315,847
Molson Coors Brewing Co., Class B	6,850,000	320,238
PepsiCo, Inc.	20,820,000	1,483,841
Philip Morris International Inc.	38,415,000	1,847,762
Procter & Gamble Co.	6,518,000	454,239
Reynolds American Inc.	2,666,666	129,653
Sara Lee Corp.	5,000,000	63,150
SYSCO Corp.	2,875,000	88,636
UST Inc.	2,000,000	133,080
Walgreen Co.	20,724,100	641,618
Wal-Mart Stores, Inc.	4,900,000	293,461
		7,822,216

HEALTH CARE — 9.70%
Abbott Laboratories	10,188,200	586,637
Aetna Inc.	8,330,000	300,796
Amgen Inc.[2]	1,840,792	109,104
AstraZeneca PLC (ADR)	2,534,500	111,214
AstraZeneca PLC (Sweden)[1]	3,709,500	164,202
AstraZeneca PLC (United Kingdom)[1]	1,435,000	62,837
Bristol-Myers Squibb Co.	30,050,000	626,543
Cardinal Health, Inc.	4,500,000	221,760
Eli Lilly and Co.	10,055,000	442,722
Johnson & Johnson	600,000	41,568
McKesson Corp.	2,500,000	134,525
Medtronic, Inc.	11,512,500	576,776
Merck & Co., Inc.	30,002,800	946,888
Novartis AG1	1,100,000	57,613
Novartis AG (ADR)	256,556	13,556
Pfizer Inc	16,620,000	306,473
Roche Holding AG1	6,180,000	964,668
Schering-Plough Corp.	18,986,300	350,677
UnitedHealth Group Inc.	12,405,000	314,963
WellPoint, Inc.[2]	5,750,000	268,927
		6,602,449

FINANCIALS — 6.68%
American International Group, Inc.	14,314,928	47,669
Banco Santander, SA1	16,170,000	244,601
Bank of America Corp.	16,580,000	580,300
Berkshire Hathaway Inc., Class A2	2,600	339,560
Capital One Financial Corp.	7,167,000	365,517
Citigroup Inc.	61,993,300	1,271,483
Fannie Mae	26,105,938	39,942
Hartford Financial Services Group, Inc.	1,003,440	41,131
HSBC Holdings PLC (ADR)	1,079,588	87,263
HSBC Holdings PLC (Hong Kong)[1]	10,620,000	167,651
HSBC Holdings PLC (United Kingdom)[1]	14,617,111	236,861
JPMorgan Chase & Co.	15,905,000	742,763
National City Corp.	3,760,000	6,580
National City Corp.[4]	22,310,000	39,042
Washington Mutual, Inc.	14,732,427	1,208
Washington Mutual, Inc.[4]	1,142,858	94
Washington Mutual, Inc.[1,4]	24,571,428	—
Wells Fargo & Co.	5,660,000	212,420
XL Capital Ltd., Class A	6,700,000	120,198
		4,544,283

INFORMATION TECHNOLOGY — 18.26%
Analog Devices, Inc.	2,300,000	60,605
Applied Materials, Inc.	6,450,000	97,588
Automatic Data Processing, Inc.	10,069,035	430,451
Canon, Inc.[1]	770,000	28,817
Cisco Systems, Inc.[2]	39,823,400	898,416
Google Inc., Class A2	1,517,450	607,769
Hewlett-Packard Co.	23,490,000	1,086,178
Intel Corp.	41,115,000	770,084
International Business Machines Corp.	6,785,000	793,574
KLA-Tencor Corp.	7,225,000	228,671
Linear Technology Corp.	7,600,000	233,016
Maxim Integrated Products, Inc.	14,795,000	267,790
Microsoft Corp.	77,827,100	2,077,205
Motorola, Inc.	14,320,800	102,251
Nokia Corp.[1]	12,500,000	232,868
Nokia Corp. (ADR)	5,652,400	105,417
Oracle Corp.[2]	87,195,100	1,770,932
QUALCOMM Inc.	2,785,000	119,671
Samsung Electronics Co., Ltd.[1]	684,000	315,134
SAP AG1	7,885,800	423,151
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	292,532,470	479,869
Texas Instruments Inc.	24,065,000	517,398
Xilinx, Inc.	7,650,000	179,393
Yahoo! Inc.[2]	34,932,100	604,325
		12,430,573

TELECOMMUNICATION SERVICES — 3.31%
AT&T Inc.	40,206,500	1,122,566
France Télécom SA1	14,745,000	412,625
Qwest Communications International Inc.	71,780,000	231,849
Sprint Nextel Corp., Series 1	79,958,400	487,746
		2,254,786

UTILITIES — 3.39%
Dominion Resources, Inc.	13,513,824	578,121
E.ON AG1	4,237,500	214,448
Exelon Corp.	11,585,600	725,490
FirstEnergy Corp.	2,188,500	146,608
FPL Group, Inc.	300,000	15,090
GDF Suez[1]	2,386,356	124,779
PPL Corp.	3,100,000	114,762
Public Service Enterprise Group Inc.	10,000,000	327,900
RWE AG1	600,000	57,649
		2,304,847

MISCELLANEOUS — 4.72%
Other common stocks in initial period of acquisition		3,212,528

Total common stocks (cost: $50,517,009,000)		58,244,005

Preferred stocks — 0.07%

FINANCIALS — 0.06%
Citigroup Inc., Series E, 8.40%[5]	41,000	27,958
XL Capital Ltd., Series E, 6.50%[5]	21,250	12,555
		40,513

MISCELLANEOUS — 0.01%
Other preferred stocks in initial period of acquisition		9,952

Total preferred stocks (cost: $164,941,000)		50,465

		Value
Warrants — 0.00%	Shares	(000)

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 2013[1,2,4]	3,071,428	$—

Total warrants (cost: $11,770,000)		—

	Shares or
Convertible securities — 0.72%	principal amount

CONSUMER DISCRETIONARY — 0.15%
Ford Motor Co. 4.25% convertible notes 2036	$62,311,000	41,359
Ford Motor Co. Capital Trust II 6.50% convertible preferred 2032	3,890,000	59,906
		101,265

FINANCIALS — 0.38%
Citigroup Inc., Series D, 7.00% noncumulative convertible preferred[1,4]	5,250,000	226,012
Fannie Mae, Series 2004-1, 5.375% convertible preferred	820	2,870
Wachovia Corp., Class A, Series L, 7.50% noncumulative convertible preferred	70,000	26,950
Washington Mutual, Inc., Series R, 7.75% noncumulative convertible preferred	55,833	16
		255,848

TELECOMMUNICATION SERVICES — 0.06%
Qwest Communications International Inc. 3.50% convertible debenture 2025	50,000,000	42,688

MISCELLANEOUS — 0.13%
Other convertible securities in initial period of acquisition		92,137

Total convertible securities (cost: $1,156,167,000)		491,938

	Principal amount
Bonds & notes — 0.01%	(000)

FINANCIALS — 0.01%
National City Corp. 5.80% 2017	$2,700	1,005
National City Corp. 6.875% 2019	6,100	2,788

Total bonds & notes (cost: $7,119,000)		3,793

Short-term securities — 13.65%

American Express Credit Corp. 2.70%–3.00% due 10/24–11/14/2008	100,000	99,743
AT&T Inc. 2.18%–2.35% due 10/1–10/27/2008[6]	139,000	138,846
Bank of America Corp. 2.58%–3.25% due 10/16/2008	114,547	114,411
Enterprise Funding Corp. 4.15% due 10/3/2008[6]	19,700	19,693
Ranger Funding Co. LLC 3.50% due 11/19/2008[6]	50,000	49,757
Caterpillar Financial Services Corp. 2.08% due 11/3/2008	$22,500	$22,456
Chevron Funding Corp. 2.45% due 11/5/2008	25,000	24,939
Coca-Cola Co. 2.16%–2.32% due 10/10–10/31/2008[6]	374,500	373,836
Concentrate Manufacturing Co. of Ireland 2.25%–2.50% due 10/23/2008[6]	54,800	54,713
PepsiCo Inc. 2.05% due 10/2/2008[6]	17,600	17,598
Eaton Corp. 2.30% due 11/3/2008[6]	25,000	24,936
Edison Asset Securitization LLC 2.48% due 11/4/2008[6]	50,000	49,853
General Electric Capital Services, Inc. 2.59% due 11/18/2008	100,000	99,598
Emerson Electric Co. 2.05%–2.15% due 10/28–11/3/2008[6]	29,100	29,049
Estée Lauder Companies Inc. 2.05% due 10/16/2008[6]	9,000	8,992
Fannie Mae 2.13%–2.65% due 11/3–12/15/2008	252,850	252,194
Federal Farm Credit Banks 2.04%–2.40% due 11/17/2008–2/13/2009	183,650	182,729
Federal Home Loan Bank 2.05%–3.20% due 10/3/2008–1/5/2009	1,480,717	1,477,250
Freddie Mac 2.09%–2.75% due 10/20–12/19/2008	891,698	889,440
Harvard University 2.10% due 10/27/2008	30,000	29,940
Hewlett-Packard Co. 2.17%–3.00% due 10/2–12/17/2008[6]	514,050	512,503
Honeywell International Inc. 2.06%–2.07% due 10/3–11/5/2008[6]	75,000	74,923
HSBC Finance Corp. 2.55% due 10/7/2008	45,500	45,477
IBM Capital Inc. 2.17% due 12/10/2008[6]	99,450	98,687
IBM International Group Capital LLC 2.10%–2.34% due 10/9–12/16/2008[6]	140,000	139,142
John Deere Capital Corp. 2.45% due 11/19/2008[6]	30,000	29,898
Johnson & Johnson 2.05%–2.11% due 10/14–12/19/2008[6]	222,200	221,705
JPMorgan Chase & Co. 2.50% due 10/20/2008	34,100	34,053
Park Avenue Receivables Co., LLC 2.60%–2.70% due 11/3–11/4/2008[6]	100,975	100,683
Merck & Co. Inc. 2.08%–2.20% due 10/10–10/17/2008	205,000	204,772
NetJets Inc. 2.06% due 10/22/2008[6]	50,000	49,918
Pfizer Inc. 2.13%–2.28% due 10/17/2008–1/5/2009[6]	305,000	303,757
Private Export Funding Corp. 2.20%–2.30% due 10/29–12/18/2008[6]	85,500	85,279
Procter & Gamble Co. 2.10% due 10/9/2008[6]	57,200	57,162
Procter & Gamble International Fuding S.C.A. 2.12%–2.18% due 10/24–11/25/2008[6]	313,900	312,900
U.S. Treasury Bills 0.75%–1.945% due 10/2/2008–2/26/2009	2,189,900	2,185,235
United Parcel Service Inc. 2.03%–2.18% due 10/1/2008–1/12/2009[6]	250,000	248,785
Variable Funding Capital Corp. 2.50% due 10/3/2008[6]	25,000	24,995
Wal-Mart Stores Inc. 2.07%–2.15% due 10/6–12/16/2008[6]	232,800	232,140
Walt Disney Co. 2.01%–2.02% due 10/14–10/30/2008	90,000	89,875
Wells Fargo & Co. 2.24%–3.20% due 10/3–10/24/2008	256,700	256,432
Yale University 2.38% due 11/5/2008	24,250	24,192

Total short-term securities (cost: $9,287,670,000)		9,292,486

Total investment securities (cost: $61,144,676,000)		68,082,687
Other assets less liabilities		(21,616)

Net assets		$68,061,071

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous,"
 was $6,306,449,000, which represented 9.27% of the net assets of the fund.
2Security did not produce income during the last 12 months.
3The fund owns 5% or more of the outstanding voting shares of this company. See the table on following page for additional information.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
 Further details on these holdings appear below.

	Acquisition dates	Cost (000)	Value (000)	Percent of net assets

Citigroup Inc., Series D, 7.00% noncumulative convertible preferred	1/15/2008	$262,500	$226,012	.33%
National City Corp.	4/21/2008	111,550	39,042	.06
Washington Mutual, Inc.	4/8/2008	10,000	94	—
Washington Mutual, Inc.	4/8/2008	203,230	—	—
Washington Mutual, Inc., warrants, expire 2013	4/8/2008	11,770	—	—

Total restricted securities		$599,050	$265,148	.39%

5Coupon rate may change periodically.
6Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,259,750,000, which represented 4.79% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent
5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended
September 30, 2008, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 9/30/08 (000)

Limited Brands, Inc.	18,289,943	—	—	18,289,943	$8,230	$316,782
Countrywide Financial Corp.*,†	12,650,000	17,350,000	30,000,000	—	3,975	—
Countrywide Financial Corp.,
Series A, 4.50% 2010†	$910,000	—	$910,000	—	6	—
Countrywide Financial Corp.,
Series B, 5.80% 2012†	$23,680,000	—	$23,680,000	—	128	—
					$12,339	$316,782
*This security was an unaffiliated issuer in its initial period of acquisition at 12/31/2007; it was not publicly disclosed.
†Unaffiliated issuer at 9/30/2008

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of September 30, 2008 (dollars in thousands):

Investment Securities

Level 1 — Quoted prices	$52,352,529
Level 2 — Other significant observable inputs	15,730,158
Level 3 — Significant unobservable inputs	—
Total	$68,082,687

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the nine months ended
September 30, 2008 (dollars in thousands):

Beginning value at 1/1/2008	$—
Net purchases	215,000
Net unrealized depreciation	(215,000)
Ending value at 9/30/2008	$—

Net unrealized depreciation during the period on Level 3 investment securities held at 9/30/2008	$(215,000)

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$14,512,274
Gross unrealized depreciation on investment securities	(7,862,439)
Net unrealized appreciation on investment securities	6,649,835
Cost of investment securities for federal income tax purposes	61,432,852

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-904-1108O-S15838

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA

By /s/ James B. Lovelace
James B. Lovelace, President and Chief Executive Officer

Date: November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, President and Chief Executive Officer

Date: November 28, 2008

By /s/ Carmelo Spinella
Carmelo Spinella, Treasurer and Principal Financial Officer

Date: November 28, 2008